Schedule of Business Line Distribution (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,003,681	$ 1,810,341	$ 6,916,046	$ 6,265,261	$ 9,990,150	$ 10,648,175
Income(loss) from operations	(399,770)	(304,161)	(1,485,385)	(426,450)	(1,153,209)	512,729
Net income(loss)	(474,481)	(360,916)	(1,773,183)	(591,529)	(1,398,144)	757,381
Total	21,054,304		21,054,304		19,837,769	18,754,876
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,003,681	$ 1,810,341	$ 6,916,046	$ 6,265,261	$ 9,990,150	$ 10,648,175
Gross profit	(9.00%)	(10.00%)	(8.00%)	2.00%	(4.00%)	14.00%
Income(loss) from operations	$ (399,770)	$ (304,161)	$ (1,485,385)	$ (426,450)
Net income(loss)	(474,481)	(360,916)	(1,773,183)	(591,529)
Total	21,054,304		21,054,304		$ 19,837,769	$ 18,754,876
Operating Segments [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income(loss) from operations	(229,389)	(60,282)	(1,012,499)	(161,371)	(557,333)	(159,332)
Net income(loss)	(229,368)	(60,282)	(1,003,891)	(161,371)	(557,333)	(159,332)
Total	2,185,175		2,185,175		2,069,222	22,938
Operating Segments [Member] | Direct Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue		$ 30,663		$ 1,250,979	$ 1,280,555	$ 5,259,447
Gross profit		(417.00%)		13.00%	23.00%	35.00%
Income(loss) from operations	$ (123,646)	$ (181,652)	$ (392,513)	$ (163,189)	$ (145,276)	$ 1,702,897
Net income(loss)	(198,378)	(238,407)	(688,919)	(328,268)	(374,144)	1,496,210
Total	9,659,767		9,659,767		10,930,729	14,066,203
Operating Segments [Member] | Indirect Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,001,574	$ 1,779,678	$ 6,913,939	$ 5,014,282	$ 8,709,595	$ 5,388,728
Gross profit	(1.00%)	(3.00%)	(1.00%)	(1.00%)	(4.00%)	(6.00%)
Income(loss) from operations	$ (27,584)	$ (62,227)	$ (61,222)	$ (101,890)	$ (450,600)	$ (1,030,836)
Net income(loss)	(27,584)	$ (62,227)	(61,222)	(101,890)	(450,600)	(568,468)
Total	9,209,362		9,209,362		$ 6,837,818	$ 4,665,735
Operating Segments [Member] | Original Equipment Manufacturers [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,107		$ 2,107
Gross profit	(342.00%)		(342.00%)
Income(loss) from operations	$ (19,151)		$ (19,151)
Net income(loss)	$ (19,151)		$ (19,151)